Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts classified as held for sale in consolidated balance sheets
Real estate, net		$ 454,617
Other assets		15,930
Assets held for sale	0	470,547
Property debt		412,558
Other liabilities		4,606
Liabilities related to assets held for sale	$ 0	$ 417,164